CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 61,957	$ 26,027
Restricted cash	157	988
Other financing receivables, net	235,349	12,832
Loans, net, related party	0	782
Loans, net	250,659	19,105
Prepaid expenses, related party	0	50
Prepaid expenses and other current assets	1,520	645
Current assets of discontinued operations	104,595	398,062
Total current assets	654,237	458,491
Property, equipment and leasehold improvements, net	73,817	80,152
Deferred income tax assets	7,011	4,919
Non-current assets of discontinued operations	15,250	69,083
Total assets	750,315	612,645
Current liabilities
Short-term bank borrowings (including short-term bank borrowings of the consolidated VIEs without recourse to Fincera of $56,363 and $138,912 as of December 31, 2015 and 2014, respectively)	75,921	155,254
Long-term bank borrowings, current portion (including long-term bank borrowings, current portion of the consolidated VIEs without recourse to Fincera of nil and nil as of December 31, 2015 and 2014, respectively)	13,860	2,451
Borrowed funds from CeraVest investor, related party (including borrowed funds from CeraVest investor, related party of the consolidated VIEs without recourse to Fincera of $2,716 and nil as of December 31, 2015 and 2014, respectively)	2,716	0
Borrowed funds from CeraVest investors (including borrowed funds from CeraVest investors of the consolidated VIEs without recourse to Fincera of $202,725 and $88 as of December 31, 2015 and 2014, respectively)	202,725	88
Financing payables, related parties (including financing payables, related parties of the consolidated VIEs without recourse to Fincera of $58,620 and $9,799 as of December 31, 2015 and 2014, respectively)	106,869	34,072
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to Fincera of $14,334 and $5,501 as of December 31, 2015 and 2014, respectively)	35,806	14,924
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Fincera of $2,562 and $1,559 as of December 31, 2015 and 2014, respectively)	3,317	1,582
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIEs without recourse to Fincera of 9,868 and 106,879 as of December 31, 2015 and 2014, respectively)	50,445	117,412
Total current liabilities	491,659	325,783
Noncurrent liabilities
Long-term bank borrowings (including long-term bank borrowings of the consolidated VIEs without recourse to Fincera of nil and nil as of December 31, 2015 and 2014, respectively)	0	14,708
Non-current liabilities of discontinued operations (including non-current liabilities of discontinued operations of the consolidated VIEs without recourse to Fincera of nil and nil as of December 31, 2015 and 2014, respectively)	2,587	9,102
Total liabilities	$ 494,246	$ 349,593
Commitment and Contingency
Stockholders' equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued - none	$ 0	$ 0
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,550,993 shares at December 31, 2015; and $0.001 par value authorized – 100,000,000 shares; issued and outstanding – 23,549,644 shares at December 31, 2014	24	24
Additional paid-in capital	329,276	328,884
Statutory reserves	27,014	26,222
Accumulated deficit	(115,229)	(122,718)
Accumulated other comprehensive income	14,984	30,640
Total stockholders' equity	256,069	263,052
Total liabilities and stockholders' equity	$ 750,315	$ 612,645